Basis for Preparation (Tables)	12 Months Ended
Dec. 31, 2023
Basis for Preparation
Schedule of exchange rates of key currencies affecting the company

Equivalent to €1		Middle Rate		Annual Average Exchange Rate
		as at 12/31
		2023	2022	2023	2022	2021
Australian dollar	AUD	1.6263	1.5693	1.6285	1.5174	1.5747
Canadian dollar	CAD	1.4642	1.4440	1.4596	1.3703	1.4835
Swiss franc	CHF	0.9260	0.9847	0.9717	1.0052	1.0814
Pound sterling	GBP	0.8691	0.8869	0.8699	0.8526	0.8600
Japanese yen	JPY	156.33	140.66	151.94	138.01	129.86
U.S. dollar	USD	1.1050	1.0666	1.0816	1.0539	1.1835